Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Operating revenues	$ 683.1	$ 651.8
Cost of sales
Cost of sales	339.0	387.2
Impairment of El Chanate inventory		64.0
Royalties	17.4	21.6
Amortization	165.0	166.6
Cost of sales	521.4	639.4
Expenses
Exploration	6.7	11.0
Corporate and administrative	19.8	17.4
Share-based compensation	9.2	6.6
(LOSS) EARNINGS FROM OPERATIONS	126.0	(22.6)
Finance expense	(2.5)	(3.0)
Foreign exchange loss	0.3	(4.4)
Other loss	5.1	(8.4)
(LOSS) EARNINGS BEFORE INCOME TAXES	128.9	(38.4)
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Operating revenues	262.1	236.3
Cost of sales
Cost of sales	146.6	149.0
Impairment of El Chanate inventory		0.0
Royalties	4.4	3.6
Amortization	80.1	82.4
Cost of sales	231.1	235.0
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	31.0	1.3
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Operating revenues	194.4	223.3
Cost of sales
Cost of sales	107.8	125.9
Impairment of El Chanate inventory		0.0
Royalties	3.1	11.8
Amortization	28.0	35.4
Cost of sales	138.9	173.1
Expenses
Exploration	3.6	7.5
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	51.9	42.7
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Operating revenues	207.3	135.1
Cost of sales
Cost of sales	64.2	56.0
Impairment of El Chanate inventory		0.0
Royalties	9.9	6.2
Amortization	55.3	44.3
Cost of sales	129.4	106.5
Expenses
Exploration	1.1	1.4
Corporate and administrative	0.0
Share-based compensation	0.0
(LOSS) EARNINGS FROM OPERATIONS	76.8	27.2
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Operating revenues	19.3	57.1
Cost of sales
Cost of sales	20.4	56.3
Impairment of El Chanate inventory		64.0
Royalties	0.0	0.0
Amortization	1.6	4.5
Cost of sales	22.0	124.8
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	(2.7)	(67.7)
Corporate and other [Member]
Expenses
Exploration	2.0	2.1
Corporate and administrative	19.8	17.4
Share-based compensation	9.2	6.6
(LOSS) EARNINGS FROM OPERATIONS	$ (31.0)	$ (26.1)